Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of Repurchase Agreements [Abstract]
Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged

	March 31, 2023
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥8,593	¥23,546	¥8,393	¥1,640	¥42,172
Payables under securities lending transactions	947	191	5	69	1,212
Obligations to return securities received as collateral	5,516	642	404	330	6,892
Total	¥15,056	¥24,379	¥8,802	¥2,039	¥50,276

	March 31, 2024
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥8,837	¥20,040	¥7,209	¥1,706	¥37,792
Payables under securities lending transactions	1,015	1	—	76	1,092
Obligations to return securities received as collateral	6,076	610	135	402	7,223
Total	¥15,928	¥20,651	¥7,344	¥2,184	¥46,107

Secured Borrowing by the Class of Collateral Pledged
Secured borrowing by the class of collateral pledged at March 31, 2023 and 2024 was as follows:

	March 31, 2023
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥13,280	¥577	¥3,956	¥17,813
Foreign government and official institution bonds	17,618	9	1,122	18,749
Corporate bonds	657	70	400	1,127
Residential mortgage-backed securities	9,650	—	—	9,650
Other debt securities	552	—	46	598
Marketable equity securities	367	556	1,368	2,291
Other	48	—	—	48
Total	¥42,172	¥1,212	¥6,892	¥50,276

	March 31, 2024
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥13,001	¥359	¥4,229	¥17,589
Foreign government and official institution bonds	14,193	—	1,033	15,226
Corporate bonds	773	76	400	1,249
Residential mortgage-backed securities	8,819	—	—	8,819
Other debt securities	346	—	38	384
Marketable equity securities	636	657	1,523	2,816
Other	24	—	—	24
Total	¥37,792	¥1,092	¥7,223	¥46,107